Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Intangible Assets, Net [Abstract]
Patents	$ 55,401	$ 53,753
Less: accumulated amortization	(16,620)	(13,438)
Total	$ 38,781	$ 40,315